Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Net Loss Per Share
Schedule of Basis and diluted net loss per share attributable to common stockholders

Basis and diluted net loss per share attributable to common stockholders was calculated as follows (dollar amounts in thousands):

	For the Three Months Ended March 31,
	2025	2024
Numerator:
Net loss attributable to common stockholders	$(9,579)	$(4,202)

Denominator:
Weighted-average common shares outstanding, basic and diluted	19,203,089	19,181,898
Net loss per share attributable to common stockholders, basic and diluted	$(0.50)	$(0.22)

Basis and diluted net loss per share attributable to common stockholders was calculated as follows (dollar amounts in thousands):

	For the Year Ended
	December 31,
	2024	2023
Numerator:
Net loss attributable to common stockholders	$(29,397)	$(17,347)

Denominator:
Weighted-average common shares outstanding, basic and diluted	19,193,932	19,134,096
Net loss per share attributable to common stockholders, basic and diluted	$(1.53)	$(0.91)

Schedule of potentially dilutive securities excluded from the calculation of diluted net loss per share

	For the Three Months Ended March 31,
	2025	2024
Preferred stock (as converted to common stock)	29,555,538	29,555,538
Stock options to purchase common stock	5,415,213	5,455,629

	For the Year Ended
	December 31,
	2024	2023
Preferred stock (as converted to common stock)	29,555,538	29,555,538
Stock options to purchase common stock	5,435,629	5,509,379